Equity - Schedule of Movement of Warrant (Details) - Warrant [Member]	6 Months Ended
	Mar. 31, 2025 USD ($) shares
Schedule of Movement of Warrant [Line Items]
Valuation, Beginning balance | $
Shares, Beginning balance | shares
Valuation, Issuance | $	$ 14,493,455	[1]
Shares, Issuance | shares	666,667	[1]
Valuation, Exercise price adjustment | $	$ 14,493,455	[2]
Shares, Exercise price adjustment | shares	19,801,980	[2]
Valuation, Fair value changes | $	$ (3,734,131)	[3]
Shares, Fair value changes | shares		[3]
Valuation, Exercise | $	$ 9,909,270	[3]
Shares, Exercise | shares	18,237,500	[3]
Valuation, Ending balance | $	$ 850,054
Shares, Ending balance | shares	1,564,480

[1]	On October 13, 2024, the Company issued and sold 333,333 (Pre-split 5,000,000) Class A accompanying warrants of 666,667 (Pre-split 10,000,000) shares. The Company had received the net proceeds of $2.5 million on October, 2024. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $14,493,455.
[2]	According to the terms of the Warrant and the SPA agreement, on the 14th trading day after the signing date, the exercise price of the Warrant will be adjusted to 20% of the closing price before the signing date. The total value of the warrants remains unchanged, and the number of warrants after adjustment is 19,801,980 (Pre-split 297,029,703).
[3]	As of the date of exercise, the fair value of the warrants liability was $10,759,324 resulting in a gain on changes in fair value of $3,734,131. On February 17, 2025, 18,237,500 warrants were exercised. After this exercise, the number of remaining unexercised warrants is 1,564,480, with a corresponding fair value of $850,054.